Consolidated Statements of Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
LOSS PER COMMON SHARE – DILUTED	$ (0.04)	$ (0.07)	$ (0.06)